Expense Example - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - FidelityCapitalIncomeFundHighIncomeFundFocusedHighIncomeFund-RetailComboPRO - Fidelity High Income Fund - Fidelity High Income Fund
Jun. 29, 2024 USD ($)
Expense Example:
1 year	$ 90
3 years	281
5 years	488
10 years	$ 1,084